Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(5)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)(5)	Value of Initial Fixed $100 Investment Based on(6)		Net Income (Loss) ($ in millions)	Company Selected Measure AOI ($ in millions)(8)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(7)
2025	33,297,747	35,270,457	4,805,099	4,707,548	21.09	258.44	124.2	445.9
2024	6,253,865	1,024,960	3,579,079	808,766	30.91	273.18	29.1	428.5
2023	4,973,764	2,304,429	7,528,568	2,255,270	54.38	200.34	107.3	498.6
2022	834,971	(9,307,765)	13,992,890	(3,364,287)	88.56	120.35	63.2	447.8
2021	1,309,234	12,173,581	9,189,778	18,433,785	188.82	187.38	94.9	306.6

Company Selected Measure Name	AOI
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Schuck, our CEO, for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.The dollar amounts reported in this column represent the average of the total amounts reported for our other named executive officers, for each corresponding year in the “Total” column of the “Summary Compensation Table” in of the Proxy Statement. The individuals comprising the Non-PEO NEOs for each presented year are listed below:
2025 - Messrs. O’Brien, Roth, and Ms. McGrane
2024 - Messrs. O’Brien, our former Chief Financial Officer, Hyzer, and our former Chief Technology Officer, Dasdan
2023 - Messrs. Hyzer, Dasdan and our former President and Chief Operating Officer Chris Hays
2022 and 2021 – Messrs. Hyzer and Hays and our former Chief Technology Officer, Nir Keren

Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return set forth in this table utilizes the Nasdaq Computer Index (^IXCO).
PEO Total Compensation Amount	$ 33,297,747	$ 6,253,865	$ 4,973,764	$ 834,971	$ 1,309,234
PEO Actually Paid Compensation Amount	$ 35,270,457	1,024,960	2,304,429	(9,307,765)	12,173,581
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Schuck in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Schuck during the applicable year. Note the “Year over Year change in Fair Value of Outstanding and Unvested Equity Awards” for 2021 and 2022 and “Year over Year Change in Fair Value of Equity Awards Granted in the Prior Years that Vested in the Year” for 2022 was incorrectly calculated in the corresponding table of adjustments in Company’s proxy statement for the fiscal year ended December 31, 2022 and has been corrected in the table below.

Description	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
Change in Pension Value Deduction	—	—	—	—	—
Pension Service Cost Addition	—	—	—	—	—
Prior Pension Service Cost Addition	—	—	—	—	—
Deductions from SCT “Stock Awards” Column Value	—	—	(4,412,514)	(5,550,604)	(32,356,780)
Stock and Option Awards Adjustment	10,864,347	(10,142,736)	1,743,179	321,699	34,329,490
Year End Fair Value of Unvested Equity Awards Granted in the Year	—	—	3,301,796	4,274,281	34,815,413
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	7,599,443	(6,954,599)	(1,185,286)	—	(421,061)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	—	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	3,264,904	(3,188,137)	(373,331)	(650,786)	(64,862)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	(3,301,796)	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Total Added (or Deducted)	10,864,347	(10,142,736)	(2,669,335)	(5,228,905)	1,972,710

Non-PEO NEO Average Total Compensation Amount	$ 4,805,099	3,579,079	7,528,568	13,992,890	9,189,778
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,707,548	808,766	2,255,270	(3,364,287)	18,433,785
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Non-PEO NEOs the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year. Note the “Year over Year change in Fair Value of Outstanding and Unvested Equity Awards” for 2020, 2021 and 2022 and “Year over Year Change in Fair Value of Equity Awards Granted in the Prior Years that Vested in the Year” for 2021 and 2022 was incorrectly calculated in the corresponding table of adjustments in Company’s proxy statement for the fiscal year ended December 31, 2022 and has been corrected in the table below.

Description	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
Change in Pension Value Deduction	—	—	—	—	—
Pension Service Cost Addition	—	—	—	—	—
Prior Pension Service Cost Addition	—	—	—	—	—
Deductions from SCT “Stock Awards” Column Value	(8,233,367)	(13,316,703)	(7,051,863)	(2,963,240)	(3,992,536)
Stock and Option Awards Adjustment	17,477,374	(4,040,474)	1,778,565	192,927	3,894,985
Year End Fair Value of Unvested Equity Awards Granted in the Year	10,006,426	8,586,920	4,300,410	1,262,233	3,987,938
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	5,498,770	(7,522,254)	(2,621,274)	(757,752)	(66,156)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(9)	—	184,636	1,012,114	1,084,027	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	1,972,178	(5,289,776)	(912,685)	(683,796)	(26,797)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	(711,785)	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Total Added (or Deducted)	9,244,007	(17,357,177)	(5,273,298)	(2,770,313)	(97,551)

Equity Valuation Assumption Difference, Footnote	When calculating amounts of “compensation actually paid” for purposes of this table, the fair value of each equity award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 as described in Note 13 to our financial statements for the fiscal year ended December 31, 2025 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 12, 2026. The assumptions used were not materially changed from those described in Note 13 but were updated at each valuation date to reflect the then-current value of each variable.
Compensation Actually Paid vs. Total Shareholder Return
The following charts show the relationship between (1) PEO CAP and average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the cumulative total shareholder return of the Company for its last five completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group (“CCG”) total shareholder return for the five-year period. The Company uses the Nasdaq Computer Index (^IXCO) as its CCG.

	PEO Compensation vs. Company and CCG TSR
	2021	2022	2023	2024	2025
PEO Compensation	12,173,581	(9,307,765)	2,304,429	1,024,960	35,270,457
Company TSR	188.82	88.56	54.38	30.91	21.09
CCG TSR	187.38	120.35	200.34	273.18	258.44

	NEO Compensation vs. Company and CCG TSR
	2021	2022	2023	2024	2025
NEO Average Compensation	18,433,785	(3,364,287)	2,255,270	808,766	4,707,548
Company TSR	188.82	88.56	54.38	30.91	21.09
CCG TSR	187.38	120.35	200.34	273.18	258.44

Compensation Actually Paid vs. Net Income
The following charts show the relationship between (1) PEO CAP and the average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the net income (loss) of the Company for the last five fiscal years.

	PEO Compensation vs. Net Income (Loss)
	2021	2022	2023	2024	2025
PEO Compensation	12,173,581	(9,307,765)	2,304,429	1,024,960	35,270,457
Net Income (Loss)	94,900,000	63,200,000	107,300,000	29,100,000	124,200,000

	NEO Compensation vs. Net Income (Loss)
	2021	2022	2023	2024	2025
NEO Average Compensation	18,433,785	(3,364,287)	2,255,270	808,766	4,707,548
Net Income (Loss)	94,900,000	63,200,000	107,300,000	29,100,000	124,200,000

Compensation Actually Paid vs. Company Selected Measure
The following charts show the relationship between (1) PEO CAP and the average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) AOI for the last four fiscal years.

	PEO Compensation vs. AOI
	2021	2022	2023	2024	2025
PEO Compensation	12,173,581	(9,307,765)	2,304,429	1,024,960	35,270,457
AOI	306,600,000	447,800,000	498,600,000	428,500,000	445,900,000

	NEO Compensation vs. AOI
	2021	2022	2023	2024	2025
NEO Average Compensation	18,433,785	(3,364,287)	2,255,270	808,766	4,707,548
AOI	306,600,000	447,800,000	498,600,000	428,500,000	445,900,000

Total Shareholder Return Vs Peer Group
The following charts show the relationship between (1) PEO CAP and average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the cumulative total shareholder return of the Company for its last five completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group (“CCG”) total shareholder return for the five-year period. The Company uses the Nasdaq Computer Index (^IXCO) as its CCG.

	PEO Compensation vs. Company and CCG TSR
	2021	2022	2023	2024	2025
PEO Compensation	12,173,581	(9,307,765)	2,304,429	1,024,960	35,270,457
Company TSR	188.82	88.56	54.38	30.91	21.09
CCG TSR	187.38	120.35	200.34	273.18	258.44

	NEO Compensation vs. Company and CCG TSR
	2021	2022	2023	2024	2025
NEO Average Compensation	18,433,785	(3,364,287)	2,255,270	808,766	4,707,548
Company TSR	188.82	88.56	54.38	30.91	21.09
CCG TSR	187.38	120.35	200.34	273.18	258.44

Tabular List, Table

PEO	Non-PEO NEOs
•AOI	•AOI
•Net New ARR	•Net New ARR
•Adjusted Free Cash Flow Per Share	•Adjusted Free Cash Flow Per Share
•Stock Price	•Net Revenue Retention

Total Shareholder Return Amount	$ 21.09	30.91	54.38	88.56	188.82
Peer Group Total Shareholder Return Amount	258.44	273.18	200.34	120.35	187.38
Net Income (Loss)	$ 124,200,000	$ 29,100,000	$ 107,300,000	$ 63,200,000	$ 94,900,000
Company Selected Measure Amount	445,900,000	428,500,000	498,600,000	447,800,000	306,600,000
PEO Name	Mr. Schuck
Additional 402(v) Disclosure	Total shareholder return as calculated based on a fixed investment of one hundred dollars measured at the market close on December 31, 2020, on the Nasdaq Global Select Market through and including the end of the fiscal year for each year reported in the table as required by the Rule.For purposes of the Rule, we have identified AOI as our Company-Selected Measure for fiscal 2025. See Appendix A for a reconciliation of AOI to its most directly comparable GAAP financial measure.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,972,710	$ (5,228,905)	$ (2,669,335)	$ (10,142,736)	$ 10,864,347
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	•AOI
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	•Net New ARR
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	•Adjusted Free Cash Flow Per Share
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	•Stock Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,356,780)	(5,550,604)	(4,412,514)	0	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,329,490	321,699	1,743,179	(10,142,736)	10,864,347
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,815,413	4,274,281	3,301,796	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(421,061)	0	(1,185,286)	(6,954,599)	7,599,443
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,862)	(650,786)	(373,331)	(3,188,137)	3,264,904
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,301,796)	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (97,551)	(2,770,313)	(5,273,298)	(17,357,177)	9,244,007
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	•AOI
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	•Net New ARR
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	•Adjusted Free Cash Flow Per Share
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	•Net Revenue Retention
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,992,536)	(2,963,240)	(7,051,863)	(13,316,703)	(8,233,367)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,894,985	192,927	1,778,565	(4,040,474)	17,477,374
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,987,938	1,262,233	4,300,410	8,586,920	10,006,426
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,156)	(757,752)	(2,621,274)	(7,522,254)	5,498,770
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,084,027	1,012,114	184,636	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,797)	(683,796)	(912,685)	(5,289,776)	1,972,178
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(711,785)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0